Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2021 and 2022 and for each of the three years in the period ended December 31, 2022 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2021	2022
	RMB	RMB
Cash, cash equivalents and restricted cash	64,896	152,215
Short-term investments	59,105	68,440
Prepaid expenses and other current assets	54,235	47,948
Total current assets	208,932	284,328
Property and equipment, net	229,855	220,249
Right-of-use assets	291,492	274,643
Total non-current assets	660,990	617,828
Total assets	869,922	902,156
Accrued expenses and other current liabilities	197,467	191,172
Deferred revenue, current	295,958	374,208
Lease liabilities, current	8,366	17,065
Total current liabilities	501,791	582,445
Deferred revenue, non-current	257,071	251,080
Lease liabilities, non-current	318,598	316,844
Total liabilities	1,080,735	1,152,554

As of December 31, 2021 and 2022, the VIEs and VIEs' subsidiaries accounted for an aggregate of 33.6% and 39.6% of the Group's consolidated total assets, respectively, and 30.0% and 43.4% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	1,042,693	537,273	1,076,379
Net (loss)/income	(446,621)	(183,346)	376,082
Net cash (used in)/generated from operating activities	(1,663,110)	(514,536)	502,168
Net cash (used in)/generated from investing activities	(214,045)	177,164	(11,166)
Net cash generated from financing activities	—	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3 years
License	5 years